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October 2, 2008	Writer’s Direct Contact 212.468.8025 mhagan@mofo.com
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attention: Securities Act of 1933 Filing Desk
Ladies and Gentlemen:
On behalf of Asia Pacific Wire & Cable Corporation Limited, Commission File No. 1-14542 (the “Company”), we are filing herewith a Registration Statement on Form F-1 for the registration of 2,766,154 common shares of the Company under the Securities Act of 1933, as amended. By wire transfer to the Commission, we have paid the fee for the registration of the common shares that are the subject of this Registration Statement.
Please note that the Company intends to file certain exhibits to the Registration Statement, and its unaudited financial statements for the six-month period ended June 30, 2008, under an amendment to the enclosed Registration Statement. Please direct any questions or comments to the undersigned. We appreciate your attention to this filing.
Very truly yours,
/s/ Michael J. Hagan
Michael J. Hagan